Stock Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Cost Not Yet Recognized	$ 27,547
Unrecognized stock-based compensation expense, expected weighted average period for recognition	4 years
Share Based Compensation Expense	$ 11,686	$ 6,766	$ 4,289
Share Based Payment Award, Options, Grants In Period, Grant Date Fair Value	$ 658	$ 12,312	$ 30,531
Restricted stock units Vested In Period Total Fair Value	$ 4,417	$ 1,116	$ 0